Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Subsequent Events
16.	SUBSEQUENT EVENTS

On September 11, 2012, we commenced a cash tender offer for any and all of our $465.0 million of outstanding 10.875% Notes (see Note 8) due 2014 with a final tender expiration date of October 9, 2012. The total tender offer consideration was $1,038.75 for each $1,000 principal amount of 10.875% Notes, including an early tender premium of $30 per $1,000 principal amount of 10.875% Notes validly tendered by the early tender deadline of September 24, 2012. In addition, holders who validly tendered their 10.875% Notes were entitled to receive accrued interest from and including the last interest payment date through the applicable settlement date. Holders of 10.875% Notes aggregating $363.2 million of principal tendered their notes on or before the early tender deadline. On October 1, 2012, we purchased from the holders the 10.875% Notes tendered by the early tender deadline. The aggregate payment to these holders was $392.2 million, including aggregate tender premium cost of $14.1 million and accrued interest of $14.9 million. We intend to redeem all 10.875% Notes that are not previously tendered on November 15, 2012 at the applicable redemption price of 102.719% of the remaining principal amount outstanding, or an aggregate total of $104.5 million, plus accrued interest. In connection with the tender and the redemption, we will record a loss on extinguishment of debt during the fourth quarter. The loss is preliminarily estimated to include $18.5 million in tender and redemption premium costs and $10.2 million in unamortized original issuance costs, net of $2.5 million in unamortized original issuance premium.

On October 1, 2012, we issued $100.0 million in additional 8.75% Second Priority Senior Secured Notes (Additional 8.75% Notes). This issuance increases the aggregate principal amount of existing 8.75% Notes from $230.0 million to $330.0 million. The Additional 8.75% Notes are fungible with the original 8.75% Notes and mature on March 15, 2018. Interest on the Additional 8.75% Notes will be payable on March 15 and September 15 of each year, commencing on March 15, 2013. Gross proceeds of $106.75 million from the Additional 8.75% Notes included a $6.75 million issuance premium. This premium will be amortized over the term of the Additional 8.75% Notes using the effective interest method.

The 8.75% Notes are guaranteed jointly and severally and on a senior secured basis by each of DJOFL’s existing and future direct and indirect wholly-owned domestic subsidiaries that guarantee the Amended Senior Secured Credit Facility. The 8.75% Notes are secured by second priority liens, subject to permitted liens, on certain of the Issuers’ subsidiary guarantor assets that secure borrowings under the Amended Senior Secured Credit Facility.

On October 1, 2012, we issued $440.0 million aggregate principal amount of new 9.875% Senior Notes (9.875% Notes) maturing on April 15, 2018. Interest will be payable on April 15 and October 15 of each year, commencing on April 15, 2013.

The 9.875% Notes are guaranteed jointly and severally and on an unsecured senior basis by each of DJOFL’s existing and future direct and indirect wholly owned domestic subsidiaries that guarantee any of DJOFL’s indebtedness or any indebtedness of DJOFL’s domestic subsidiaries or is an obligor under DJOFL’s Senior Secured Credit Facility.

The net proceeds from the issuances were or will be used to repay the 10.875% Notes and the balance outstanding on our Revolving Credit Facility as of October 1, 2012, as well as fees and expenses, including tender premiums, in connection with the 10.875% Notes repayment and issuance of the Additional 8.75% Notes and the 9.875% Notes.

22.	SUBSEQUENT EVENTS

On January 5, 2012, DJO announced that Mike S. Zafirovski had been elected to the Board of Directors as a member and as non-executive Chairman of the Board. In connection with his election to the Board of Directors, on January 5, 2012, the Compensation Committee granted Mr. Zafirovski the right to purchase 60,753 shares of the Company’s stock at a price of $16.46 per share, subject to execution of a stockholder agreement including certain rights and restrictions (see Note 18). Mr. Zafirovski purchased such shares on January 10, 2012, and the proceeds were contributed by DJO to us and will be used for working capital purposes.

In addition, on January 5, 2012, the Compensation Committee granted Mr. Zafirovski options to acquire 303,767 shares of the Company’s common stock at an exercise price of $16.46 per share.